                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-00933
                                                     ---------

                          CGM CAPITAL DEVELOPMENT FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

              One International Place, Boston, Massachusetts 02110
              ----------------------------------------------------
              (Address of principal executive offices) (Zip code)

                              T. John Holton, Esq.
                             Bingham McCutchen LLP
                               150 Federal Street
                                Boston, MA 02110
                                ----------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-737-3225
                                                    --------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: June 30, 2007
                          -------------

ITEM 1. REPORTS TO STOCKHOLDERS.

CGM
CAPITAL
DEVELOPMENT
FUND

184th Quarterly Report
June 30, 2007

A No-Load Fund


[Graphic Omitted]  Investment Adviser
                   CAPITAL GROWTH MANAGEMENT
                   Limited Partnership

TO OUR SHAREHOLDERS:
-------------------------------------------------------------------------------

CGM Capital Development Fund increased 12.1% during the second quarter of 2007 compared to the unmanaged Standard and Poor's 500 Index which returned 6.3%. For the first six months of the year, CGM Capital Development Fund rose 25.0% while the S&P 500 Index returned 7.0%.

Against the backdrop of a slow growth economy, US business activity perked up over the past three months. The Federal Reserve Board's Beige Book indicated growth in manufacturing and jobs for all twelve regions of the country in April and May. Indeed, the economy grew at a faster clip in the second quarter of this year than in the first, which is good news. Manufacturing companies that produce capital goods for other businesses are thriving and those sectors of the economy that derive profits in global markets are faring exceptionally well which is significant given estimates that suggest nearly 50% of revenues of S&P 500 companies comes from outside the US.

The 800 pound gorilla in the US economy right now is the housing sector which is experiencing one of its largest downturns in years. New housing starts in May were off 24.2% from May of 2006 and the National Association of Home Builders' market index for sale of new single family houses declined from 30 in April to 28 in May which is its lowest level in 16 years (50 and above indicates expansion). Housing-related businesses are affected and there is some slowing in retail activity as well.

On the bright side, the Fed seems to have achieved its goal of warding off inflation -- at least for the time being -- by raising short term interest rates from 1% to 5.25% between June 2004 and June of last year. The core inflation rate (ex food and energy) for the 12 months ended May 31 is down to a relatively benign 1.9%. On one hand, major domestic corporations with overseas exposure seem to have been unaffected by the rate hikes. On the other, we believe the resulting lower inflation is just what bond investors need in order for long term interest rates on Treasury issues to remain in the 5.0%-5.5% range which is up from the extreme lows of fairly recently, but still relatively cheap. However, we believe the inflation fight is anything but over as volatile sectors like food and energy heat up, the dollar experiences continued weakness and commodity prices rise.

The Fed has held the Federal Funds rate steady at 5.25% for one year now and, at its meeting last week, again took no action. The long term Treasury bond (10-year maturity) yielded 5.10% at this time last year and is now 5.04%. Relative to short term interest levels, these rates are surprisingly low. Looking ahead, inflation is one risk affecting long-term bond rates and another traces back to the housing market: huge amounts of complex investment instruments owned by institutions and hedge funds are backed by sub prime mortgages. We believe the housing swoon puts the value of many of these securities in jeopardy and in fact, a few hedge funds have already suffered major losses. Should additional losses surface, this topic will warrant closer scrutiny.

At quarter end, CGM Capital Development Fund held major positions in the oil service, airlines and electronic and communications equipment industries. The Fund's three largest holdings were Lan Airlines S.A. ADR, CommScope, Inc. (communications equipment) and Anixter International Inc. (business services).

                                        /s/ Robert L. Kemp

                                            Robert L. Kemp
                                            President

July 2, 2007

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

INVESTMENT PERFORMANCE
(unaudited)
-------------------------------------------------------------------------------
Total Return for Periods Ended June 30, 2007

                                  THE FUND'S
                                  CUMULATIVE         THE FUND'S AVERAGE
                                 TOTAL RETURN       ANNUAL TOTAL RETURN
                                 ------------       -------------------
10 Years ....................       +117.2%                + 8.1%
 5 Years ....................       +136.1                 +18.7
 1 Year .....................       + 19.3                 +19.3
 3 Months ...................       + 12.1                   --

The performance data contained in the report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares and assumes the reinvestment of all Fund distributions. The investment return and the principal value of an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

-------------------------------------------------------------------------------

See the Schedule of Investments beginning on the next page for the percentage of net assets of the Fund invested in particular industries or securities as of June 30, 2007.

                                  CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------

INVESTMENTS AS OF JUNE 30, 2007
(unaudited)

COMMON STOCKS -- 99.6% OF TOTAL NET ASSETS
                                                                     SHARES         VALUE(a)
                                                                     ------         --------
AIRLINES -- 13.7%
  Copa Holdings, S.A .......................................         470,000       $ 31,602,800
  Lan Airlines S.A. ADR (b) ................................         519,000         43,673,850
                                                                                   ------------
                                                                                     75,276,650
                                                                                   ------------
BUSINESS SERVICES -- 6.0%
  Anixter International Inc. (c) ...........................         434,800         32,701,308
                                                                                   ------------

ELECTRONIC AND COMMUNICATION EQUIPMENT -- 10.8%
  CommScope, Inc. (c) ......................................         590,000         34,426,500
  General Cable Corporation (c) ............................         330,000         24,997,500
                                                                                   ------------
                                                                                     59,424,000
                                                                                   ------------
FINANCIAL SERVICES -- 2.3%
  AmeriCredit Corp. (c) ....................................         480,000         12,744,000
                                                                                   ------------

FOOD - PACKAGE AND MISCELLANEOUS -- 4.2%
  Wimm-Bill-Dann Foods OJSC ADR (b) ........................         218,300         22,705,383
                                                                                   ------------

HOME BUILDING PRODUCTS -- 4.5%
  NCI Building Systems, Inc. (c) ...........................         498,800         24,605,804
                                                                                   ------------

METALS AND MINING -- 2.3%
  Pan American Silver Corp. (c) ............................         480,000         12,638,400
                                                                                   ------------

MISCELLANEOUS -- 4.5%
  Sotheby's ................................................         540,000         24,850,800
                                                                                   ------------

OFFSHORE DRILLING -- 4.7%
  Atwood Oceanics, Inc. (c) ................................         375,000         25,732,500
                                                                                   ------------

OIL REFINING -- 4.6%
  Frontier Oil Corporation .................................         575,000         25,167,750
                                                                                   ------------

OIL SERVICE -- 19.5%
  Cameron International Corporation (c) ....................         410,000         29,302,700
  Core Laboratories N.V. (c) ...............................         315,000         32,032,350
  Dril-Quip, Inc. (c) ......................................         535,000         24,048,250
  Oceaneering International, Inc. (c) ......................         405,000         21,319,200
                                                                                   ------------
                                                                                    106,702,500
                                                                                   ------------

RETAIL -- 9.0%
  Guess?, Inc. .............................................         670,000         32,186,800
  Jos. A. Bank Clothiers, Inc. (c) .........................         415,000         17,210,050
                                                                                   ------------
                                                                                     49,396,850
                                                                                   ------------
STEEL -- 9.1%
  Carpenter Technology Corporation .........................         195,000         25,410,450
  Chaparral Steel Company ..................................         340,000         24,435,800
                                                                                   ------------
                                                                                     49,846,250
                                                                                   ------------
TEXTILE AND APPAREL -- 4.4%
  Deckers Outdoor Corporation (c) ..........................         240,000         24,216,000
                                                                                   ------------

TOTAL COMMON STOCKS (Identified cost $445,166,022) .........................        546,008,195
                                                                                   ------------
SHORT-TERM INVESTMENT -- 0.9% OF TOTAL NET ASSETS

                                                                    FACE
                                                                   AMOUNT
                                                                   ------

  American  Express  Credit  Corporation, 5.23%, 07/02/07
  (Cost $5,125,000) ........................................     $ 5,125,000          5,125,000
                                                                                   ------------

TOTAL INVESTMENTS -- 100.5% (Identified cost $450,291,022) .................        551,133,195
  Cash and receivables .....................................................          9,010,468
  Liabilities ..............................................................        (11,802,127)
                                                                                   ------------
TOTAL NET ASSETS -- 100.0%  ................................................       $548,341,536
                                                                                   ============

(a) See Note 1A.
(b) An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(c) Non-income producing security.

                            See accompanying notes to financial statements.


                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007
(unaudited)

ASSETS
  Investments at value (Identified cost --
    $450,291,022) ...........................................      $551,133,195
  Cash ......................................................             4,285
  Receivable for:
    Securities sold ............................. $ 8,919,768
    Shares of the Fund sold .....................          50
    Dividends and interest ......................      86,365         9,006,183
                                                  -----------      ------------
  Total assets ..............................................       560,143,663
                                                                   ------------

LIABILITIES
  Payable for:
    Securities purchased ........................  11,116,043
    Shares of the Fund redeemed .................     133,488
    Tax withholding liability ...................       2,314        11,251,845
                                                  -----------
  Accrued expenses:
    Management fees .............................     443,779
    Trustees' fees ..............................      10,473
    Accounting, Adminstration and Compliance
      expenses ..................................       8,536
    Transfer Agent fees .........................      30,925
    Other expenses ..............................      56,569           550,282
                                                  -----------      ------------
  Total liabilities .........................................        11,802,127
                                                                   ------------
NET ASSETS ..................................................      $548,341,536
                                                                   ============
  Net Assets consist of:
    Capital paid-in .........................................      $399,274,360
    Undistributed net investment loss .......................        (1,208,733)
    Accumulated net realized gains on investments ...........        49,433,736
    Net unrealized appreciation on investments ..............       100,842,173
                                                                   ------------

NET ASSETS ..................................................      $548,341,536
                                                                   ============
  Shares of beneficial interest outstanding,
    no par value ............................................        16,813,960
                                                                   ============
  Net asset value per share* ................................            $32.61
                                                                         ======

* Shares of the Fund are sold and redeemed at net asset value
  ($548,341,536 / 16,813,960).

                See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------


STATEMENT OF
OPERATIONS

Six Months Ended June 30, 2007
(unaudited)

INVESTMENT INCOME
  Income:

    Dividends (net of withholding tax of $356,021) ..........      $  1,453,820
    Interest ................................................           105,215
                                                                   ------------
                                                                      1,559,035
                                                                   ------------

  Expenses:

    Management fees .........................................         2,509,661
    Trustees' fees ..........................................            21,761
    Accounting, Adminstration and Compliance expenses .......            51,216
    Custodian fees and expenses .............................            53,562
    Transfer agent fees .....................................            66,265
    Audit and tax services ..................................            18,300
    Legal ...................................................            12,735
    Printing ................................................            20,158
    Registration fees .......................................            13,363
    Miscellaneous expenses ..................................               747
                                                                   ------------

                                                                      2,767,768
                                                                   ------------
  Net investment loss .......................................        (1,208,733)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gains on investments .........................        50,819,514
  Net unrealized appreciation ...............................        62,122,206
                                                                   ------------

  Net realized and unrealized gains on investments ..........       112,941,720
                                                                   ------------
CHANGE IN NET ASSETS FROM OPERATIONS ........................      $111,732,987
                                                                   ============

                See accompanying notes to financial statements.

                                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                             ENDED                YEAR ENDED
                                                                         JUNE 30, 2007           DECEMBER 31,
                                                                          (UNAUDITED)                2006
                                                                         --------------          ------------
FROM OPERATIONS
  Net investment loss ................................................     $ (1,208,733)         $ (3,081,298)
  Net realized gains from investments and foreign currency
    transactions .....................................................       50,819,514            67,208,466
  Unrealized appreciation (depreciation) .............................       62,122,206           (34,882,718)
                                                                           ------------          ------------
    Change in net assets from operations .............................      111,732,987            29,244,450
                                                                           ------------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net short-term realized capital gains on investments ...............             --             (51,867,597)
  Net long-term realized capital gains on investments ................             --             (13,096,951)
                                                                           ------------          ------------
                                                                                   --             (64,964,548)
                                                                           ------------          ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .......................................        2,843,850             3,675,833
  Net asset value of shares issued in connection with reinvestment of:
    Distributions from net short-term realized capital gains
      on investments .................................................             --              44,224,486
    Distributions from net long-term realized capital gains
      on investments .................................................             --              11,167,178
                                                                           ------------          ------------
                                                                              2,843,850            59,067,497
  Cost of shares redeemed ............................................      (19,750,583)          (30,658,918)
                                                                           ------------          ------------
    Change in net assets derived from capital share transactions .....      (16,906,733)           28,408,579
                                                                           ------------          ------------
  Total change in net assets .........................................       94,826,254            (7,311,519)

NET ASSETS
  Beginning of period ................................................      453,515,282           460,826,801
                                                                           ------------          ------------
  End of period (including undistributed net investment loss of
    $1,208,733 and $0 at June 30, 2007 and December 31, 2006,
    respectively) ....................................................     $548,341,536          $453,515,282
                                                                           ============          ============

NUMBER OF SHARES OF THE FUND:
  Issued from sale of shares .........................................           97,204               120,293
  Issued in connection with reinvestment of:
    Distributions from net short-term realized capital gains
      on investments .................................................             --               1,681,551
    Distributions from net long-term realized capital gains
      on investments .................................................             --                 424,614
                                                                           ------------          ------------
                                                                                 97,204             2,226,458
  Redeemed ...........................................................         (665,485)           (1,006,308)
                                                                           ------------          ------------
  Net change .........................................................         (568,281)            1,220,150
                                                                           ============          ============

                                See accompanying notes to financial statements.

                                                  CGM CAPITAL DEVELOPMENT FUND
------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                         SIX MONTHS
                                            ENDED                                YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2007      ---------------------------------------------------------------
                                         (UNAUDITED)          2006           2005          2004          2003          2002
                                        -------------         ----           ----          ----          ----          ----
For a share of the Fund outstanding
  throughout each period:

Net asset value at beginning of
  period ..........................      $26.09           $28.51          $27.89          $23.60          $15.22        $19.21
                                         ------           ------          ------          ------          ------        ------
Net investment loss (a) ...........       (0.07)           (0.19)          (0.16)          (0.01)          (0.10)        (0.12)

Net realized and unrealized gains
  (losses) on investments and
  foreign currency transactions ...        6.59             2.02            7.23            4.30            8.48         (3.87)
                                         ------           ------          ------          ------          ------        ------
Total from investment operations ..        6.52             1.83            7.07            4.29            8.38         (3.99)
                                         ------           ------          ------          ------          ------        ------

Distribution from net short-term
  realized gains ..................        --              (3.39)          (4.27)           --              --             --
Distribution from net long-term
  realized gains ..................        --              (0.86)          (2.18)           --              --             --
                                         ------           ------          ------          ------          ------        ------
Total Distributions ...............        --              (4.25)          (6.45)           --              --             --
                                         ------           ------          ------          ------          ------        ------

Net increase (decrease) in net
  asset value .....................        6.52            (2.42)           0.62            4.29            8.38         (3.99)
                                         ------           ------          ------          ------          ------        ------
Net asset value at end of period ..      $32.61           $26.09          $28.51          $27.89          $23.60        $15.22
                                         ======           ======          ======          ======          ======        ======

Total Return (%) ..................        25.0              6.3            25.3            18.2            55.1         (20.8)

Ratios:
Operating expenses to average net
  assets (%) ......................        1.10*            1.11            1.12            1.14            1.17          1.15
Net investment loss to average net
  assets (%) ......................       (0.48)*          (0.65)          (0.52)          (0.06)          (0.56)        (0.67)
Portfolio turnover (%) ............         207*             300             211             263             305           209
Net assets at end of period (in
  thousands) ($) ..................     548,342          453,515         460,827         400,349         369,021       259,818

(a) Per share net investment loss has been calculated using the average shares outstanding during the period.
  * Computed on an annualized basis.

                                       See accompanying notes to financial statements.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2007
(unaudited)

1. The Fund is organized as a Massachusetts business trust under the laws of Massachusetts pursuant to an Agreement and Declaration of Trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Along with three other funds in a separate Trust, there are four CGM Funds. The Fund commenced operations on August 14, 1961. The Fund's objective is long-term capital appreciation. The Fund seeks to attain its objective by investing in the equity securities of a relatively small but diverse group of companies and industries.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on a national securities exchange or, in the case of the NASDAQ national market system, the NASDAQ official closing price. For securities with no sale reported and in the case of over-the-counter securities not so listed, the last reported bid price is used. Short-term investments having a maturity of sixty days or less are stated at amortized cost, which approximates value. Other assets and securities which are not readily marketable will be valued in good faith at fair value using methods determined by the Board of Trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date net of applicable foreign taxes. Interest income is recorded on the accrual basis. Net gain or loss on securities sold is determined on the identified cost basis.

C. FEDERAL INCOME TAXES -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its taxable income and net realized capital gains, within the prescribed time period. Accordingly, no provision for federal income tax has been made. At December 31, 2006, there were no capital loss carryovers available to offset future realized gains.

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

      UNDISTRIBUTED                 UNDISTRIBUTED                NET UNREALIZED
        ORDINARY                      LONG-TERM                   APPRECIATION/
         INCOME                     CAPITAL GAINS                (DEPRECIATION)
      -------------                 -------------                --------------

          $ --                          $ --                       $37,334,189

    The identified cost of investments in securities owned by the Fund for federal income tax purposes, and their respective gross unrealized appreciation and depreciation at June 30, 2007 were as follows:

                         GROSS UNREALIZED   GROSS UNREALIZED     NET UNREALIZED
     IDENTIFIED COST       APPRECIATION       DEPRECIATION        APPRECIATION
     ---------------     ----------------   ----------------     --------------
       $453,966,119        $100,673,323       $(3,506,247)        $97,167,076

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions are recorded by the Fund on the ex-dividend date. The classification of income and capital gains distributions is determined in accordance with income tax regulations. Distributions from net investment income and short-term capital gains are treated as ordinary income for income tax purposes. Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid-in capital or accumulated realized gain/loss. These differences are primarily related to foreign exchange gains/losses and netting net operating loss with net short-term gains. The Fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividend deduction for income tax purposes. Undistributed net investment income or accumulated net investment loss may include temporary book and tax differences such as tax deferral of losses on wash sales, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

    The tax character of distributions paid during the period ended December 31, 2006, were as follows:

                                       LONG-TERM
       ORDINARY INCOME               CAPITAL GAINS                     TOTAL
       ---------------               -------------                     -----
         $51,867,597                  $13,096,951                   $64,964,548

E. FOREIGN CURRENCY TRANSLATION -- All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars. Transactions affecting statement of operations accounts and net realized gain/(loss) on investments are translated at the rates prevailing at the dates of the transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the period, resulting from changes in the exchange rate.

F. INDEMNITIES -- In the normal course of business, CGM Capital Development Fund may enter into contracts that provide indemnities to third parties for various potential losses and claims. CGM Capital Development Fund's maximum exposure under these arrangements is unknown as this would depend on future claims that may be made against CGM Capital Development Fund. The risk of material loss from such claims is considered remote.

2. FOREIGN INVESTMENT RISK -- There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

3. PURCHASES AND SALES OF SECURITIES -- For the period ended June 30, 2007, purchases and sales of securities other than United States government obligations and short-term investments aggregated $516,184,499 and $533,446,626, respectively. There were no purchases or sales of United States government obligations.

4. A. MANAGEMENT FEES -- During the period ended June 30, 2007, the Fund incurred management fees of $2,509,661 paid or payable to the Fund's investment adviser, Capital Growth Management Limited Partnership (CGM), certain officers and directors of which are also officers and trustees of the Fund. The management agreement provides for a fee at the annual rate of 1.00% on the first $500 million of the Fund's average daily net assets, 0.95% of the next $500 million and 0.80% of such assets in excess of $1 billion.

    B. OTHER EXPENSES -- CGM performs certain administrative, accounting, compliance and other services for the Fund. The expenses of those services, which are paid to CGM by the Fund, include the following: (i) expenses for personnel performing bookkeeping, accounting, and financial reporting functions and clerical functions relating to the Fund; (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance; (iii) registration, filing and other fees in connection with requirements of regulatory authorities; and (iv) compliance in connection to the Investment Company Act of 1940 and the Sarbanes Oxley Act of 2002. The Accounting, Administration and Compliance expense of $51,216 for the period ended June 30, 2007, is shown separately in the financial statements. These expenses include the reimbursement of a portion of the compensation expenses incurred by CGM for its employees who provide these administrative, accounting, compliance, and other services to the Fund, some of whom are officers of the Fund. Of the total expense reimbursement, $39,836 represented reimbursements by the Fund to CGM for a portion of the salaries of CGM employees who are officers of the Fund.

    C. TRUSTEES FEES AND EXPENSES -- The Fund does not pay any compensation directly to any trustees who are directors, officers or employees of CGM, or any affiliate of CGM (other than registered investment companies). For the period ending December 31, 2007, each disinterested trustee will be compensated by the CGM Funds with an annual fee of $50,000 plus travel expenses for each meeting attended. The disinterested trustees are responsible for the audit committee functions of the CGM Funds and have designated a chairman to oversee these functions who receives an additional $30,000 annually. Of these amounts, each of the CGM Funds is responsible for $7,000 per trustee annually, plus an annual variable fee calculated based on the proportion of each of the CGM Funds' average net assets relative to the aggregate average net assets of the CGM Funds.

5. NEW ACCOUNTING PRONOUNCEMENTS -- In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Adoption of FIN 48 is required for the first financial statement reporting period after June 29, 2007 and is to be applied to all open years as of the effective date. Based on management's analysis, FIN 48 does not have a material impact on the Fund's financial statements.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact of adopting FAS 157.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

FUND EXPENSES
As a shareholder of CGM Capital Development Fund, you incur two types of costs:
(1) transaction costs, which could include, among other charges, account fees (for certain retirement accounts) and wire fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2007 to June 30, 2007.

ACTUAL RETURN AND EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as any wire fees or account fees that may be payable. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                     Beginning          Ending          Expenses Paid
                   Account Value     Account Value      During Period*
                      1/01/07           6/30/07        1/01/07 - 6/30/07
-------------------------------------------------------------------------------
Actual              $1,000.00           $1,249.90             $6.14
-------------------------------------------------------------------------------
Hypothetical
(5% return
before expenses)    $1,000.00           $1,019.34             $5.51

-------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                   CGM CAPITAL DEVELOPMENT FUND
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
                                                     25 YEAR INVESTMENT RECORD
                                           DECEMBER 31, 1981 -- JUNE 30, 2007 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
                                  IF YOU HAD PURCHASED ONE SHARE OF THE FUND ON DECEMBER 31, 1981
-----------------------------------------------------------------------------------------------------------------------------------
                            -- AND HAD TAKEN ALL DIVIDENDS                       OR -- HAD REINVESTED ALL DIVIDENDS AND CAPITAL
                               AND DISTRIBUTIONS IN CASH                            GAINS DISTRIBUTIONS IN ADDITIONAL SHARES
                       ------------------------------------------------------------------------------------------------------------
                                                  During the Year
                                              You Would Have Received                                  Which Would Represent
                                         -------------------------------                           --------------------------------
                                                                               The Value of                      A Cumulative
                          The Net                                              Your Original                        Change
                        Asset Value        Per Share         Per Share          Investment               An        Expressed
         On               of Your        Capital Gains        Income              At Each              Annual    As An Index With
      December         Shares Would      Distributions     Distributions         Year End           Total Return    December 31,
         31              Have Been            of                of            Would Have Been            of         1981 = 100.0
 ---------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------

        1981              $17.34                                                                                      100.0
        1982               24.88            $ 2.88            $0.41               $ 31.02             +   78.9%       178.9
        1983               25.21              2.50             0.47                 35.86             +   15.6        206.8
        1984               17.28              6.15             0.11                 32.92             -    8.2        189.8
        1985               25.02              --               0.18                 48.13             +   46.2        277.5
        1986               23.12              7.46             0.16                 61.80             +   28.4        356.3
        1987               16.56             10.09             0.14                 71.63             +   15.9        413.0
        1988               15.87              0.02             0.62                 71.42             -    0.3        411.8
        1989               18.37              --               0.34                 84.20             +   17.9        485.5
        1990               18.53              --               0.10                 85.38             +    1.4        492.3
        1991               25.80             11.07*            0.06                169.99             +   99.1        980.2
        1992               27.43              2.68*            0.20                199.74             +   17.5       1151.7
        1993               27.71              7.51             0.07                257.07             +   28.7       1482.2
        1994               20.58              0.71             0.07                198.20             -   22.9       1142.8
        1995               27.33              1.68             0.02                279.66             +   41.1       1612.5
        1996               29.08              5.87             0.07                358.24             +   28.1       2065.6
        1997               26.96              9.08             --                  443.86             +   23.9       2559.3
        1998               24.95              4.19             0.11                481.59             +    8.5       2776.8
        1999               26.20              0.56             0.11                518.67             +    7.7       2990.6
        2000               25.12              --               0.10                498.96             -    3.8       2877.0
        2001               19.21              --               --                  381.70             -   23.5       2200.9
        2002               15.22              --               --                  302.31             -   20.8       1743.1
        2003               23.60              --               --                  468.88             +   55.1       2703.5
        2004               27.89              --               --                  554.22             +   18.2       3195.5
        2005               28.51              6.45             --                  694.44             +   25.3       4004.0
        2006               26.09              4.25             --                  738.19             +    6.3       4256.3
        2007(6/30)         32.61              --               --                  922.74             +   25.0       5320.4
                                            ------            -----                                      ------
        Totals                              $83.15            $3.34                                    + 5220.4

 ---------------------------------------------------------------------------------------------------------------------------------
  * Includes $0.02 and $0.02 per share distributed from paid-in capital.
 ---------------------------------------------------------------------------------------------------------------------------------

The performance data contained in this report represent past performance, which is no guarantee of future results. The table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return on, and the principal value of, an investment in the Fund will fluctuate so that investors' shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

ADDITIONAL INFORMATION
(unaudited)

AVAILABILITY OF PROXY VOTING INFORMATION:
Proxy voting policies and information regarding how the Fund voted proxies relating to portfolio securities during the twelve month period ended June 30, 2007 are available without charge, upon request by calling 1-800-345-4048. The policies also appear in the Fund's Statement of Additional Information, which can be found on the SEC's website, http://www.sec.gov. The voting records can also be found on the SEC's website on the Fund's Form N-PX filing.

PORTFOLIO HOLDINGS:
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY AGREEMENT APPROVAL:
In considering renewal of the advisory agreement, during meetings held in March and April 2007, the Board of Trustees of the Fund (the "Board") considered the following factors and came to the following conclusions:

1. The Board considered the nature, extent, quality and scope of the investment advisory and administrative services provided by CGM to the Fund. The Board agreed that the nature, extent, quality and scope of the CGM professional team working on the Fund was very high, and was satisfied with the quality of CGM's advisory and administrative services.

2. The Board considered the investment performance of the Fund and CGM and reviewed information regarding the performance of the Fund as compared to a peer group of other growth funds selected and provided by Lipper, Inc., an independent provider of investment company data. The Board determined that the Fund's performance was above the mean compared to other mutual funds included in the Lipper reports for the three-, five- and ten-year periods ended December 31, 2006, although performance was below the median performance of such funds for the one-year period ended December 31, 2006. The Board agreed that this performance reflected in large measure the focus of CGM on long-term performance in managing the Fund's assets, rather than pursuing short-term market movements. The Board acknowledged that, while for some periods this focus on long-term performance might cause the Fund to lag other comparable mutual funds with a more short-term focus, over the longer term CGM's approach had proven its worth.

3. The Board discussed the costs of the services provided and profits realized by CGM from the relationship with the mutual funds advised by CGM and each of the separate accounts managed by CGM, and found that the profit margins were reasonable and not excessive.

4. The Board discussed with CGM whether economies of scale might be realized with growth in the Fund. Given the relatively small size of the Fund and CGM's investment style, the Board determined that it would not be advisable at this time to seek to make adjustments to the break point structure of the advisory fees paid by the Fund.

5. The Board received and considered information comparing the advisory fees paid by the Fund and the overall expenses borne by the Fund with those of funds in the relevant expense universe as selected and provided by Lipper, Inc. The Board noted that the overall expense ratio of the Fund was below the average of the expense ratios of other mutual funds included in the Lipper reports. The Board also reviewed information regarding fees charged by CGM to its other clients, including its separate account clients. CGM reviewed with the Board the significant differences in scope of services provided to the Fund and to those other clients, noting that the Fund required a greater allocation of management's time as a result of its differing investment mandate and the fact that it is a publicly offered investment vehicle. The Board discussed the fee comparisons in light of the differences required to manage these different types of accounts. Based on these comparisons, the Board concluded that the advisory fees paid by the Fund and the overall expenses borne by the Fund were fair and reasonable.

In addition to the foregoing, in light of the fact that CGM could potentially benefit from soft dollar arrangements of the Fund, the Board of Trustees reviewed the brokerage commissions of the Fund and concluded that the brokerage commissions were reasonable, particularly given the Fund's relatively small size and focus on best execution.

                         CGM CAPITAL DEVELOPMENT FUND
-------------------------------------------------------------------------------

BOARD OF TRUSTEES

PETER O. BROWN
G. KENNETH HEEBNER
MARK W. HOLLAND
ROBERT L. KEMP
JAMES VAN DYKE QUEREAU, JR.
J. BAUR WHITTLESEY

OFFICERS

ROBERT L. KEMP, President
G. KENNETH HEEBNER, Vice President
DAVID C. FIETZE, Chief Compliance Officer
KATHLEEN S. HAUGHTON, Vice President
JEM A. HUDGINS, Treasurer
LESLIE A. LAKE, Vice President and Secretary
MARTHA I. MAGUIRE, Vice President
MARY L. STONE, Assistant Vice President

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT LIMITED PARTNERSHIP
Boston, Massachusetts 02110

TRANSFER AND DIVIDEND PAYING
AGENT AND CUSTODIAN OF ASSETS

STATE STREET BANK AND TRUST COMPANY
Boston, Massachusetts 02111

SHAREHOLDER SERVICING AGENT
FOR STATE STREET BANK AND
TRUST COMPANY

BOSTON FINANCIAL DATA SERVICES, INC.
P.O. Box 8511
Boston, Massachusetts 02266-8511

INVESTMENT ADVISER

CAPITAL GROWTH MANAGEMENT
LIMITED PARTNERSHIP
Boston, Massachusetts 02110

--------------------------------------------------
TELEPHONE NUMBERS

For information about:

[ ] Account Procedures and Status
[ ] Redemptions
[ ] Exchanges
    Call 800-343-5678
[ ] New Account Procedures
[ ] Prospectuses
[ ] Performance
[ ] Proxy Voting Policies and Voting Records
[ ] Complete Schedule of Portfolio Holdings
    for the 1st & 3rd Quarters (as filed on Form N-Q)
    Call 800-345-4048
--------------------------------------------------
MAILING ADDRESS

CGM Shareholder Services
c/o Boston Financial Data Services
P.O. Box 8511
Boston, MA 02266-8511
------------------------------------------------

This report has been prepared for the
shareholders of the Fund and is not authorized for distribution to current or prospective investors in the Fund unless it is accompanied or preceded by a prospectus.

CQR2 07                          Printed in U.S.A.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable. Investments in securities of unaffiliated issuers as of June 30, 2007, as set forth in Section 210.12-12 of Regulation S-X, are included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As described in the CGM Capital Development Fund's most recent proxy statement on Schedule 14A filed on September 24, 2004, the CGM Capital Development Fund does not have a formal policy for considering any trustee candidates recommended by shareholders.

ITEM 11. CONTROLS AND PROCEDURES.

a) Based on their evaluation of the CGM Capital Development Fund's disclosure controls and procedures within 90 days of the filing of this Form N-CSR, the principal executive officer and principal financial officer of CGM Capital Development Fund have concluded that the CGM Capital Development Fund's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the CGM Capital Development Fund on Form N-CSR and Form N-Q is recorded, processed, summarized and reported within the time periods specified in Securities and Exchange Commission rules and forms.

(b) There were no changes in CGM Capital Development Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the CGM Capital Development Fund's second fiscal quarter of the period covered by this report.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(b) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CGM Capital Development Fund

By:   /S/Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer

Date:  August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ Robert L. Kemp
      Robert L. Kemp
      President
      Principal Executive Officer


Date:  August 23, 2007

By:   /S/ Jem A. Hudgins
      Jem A. Hudgins
      CFO & Treasurer
      Principal Financial Officer


Date:  August 23, 2007